Silent Partnerships (Tables)	6 Months Ended
Jun. 30, 2023
Silent Partnerships [Abstract]
Schedule of Continuity of the Company’s Silent Partnerships	A continuity of the Company’s silent partnerships is as follows:
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Issued during the year	-	-	-	-	-
Extinguished during the year	-	-	(138,747)	(422,008)	(560,755)
Discount	-	-	-	-	-
Accretion	20,592	1,659	14,341	812	37,404
Interest expense	-	-	-	-	-
Effects of currency translation	7,335	599	11,670	3,647	23,251
Balance, June 30, 2023	$565,286	$46,196	$796,967	$-	$1,408,449